Property, plant and equipment - Schedule of Impairment Testing to Reasonably Possible Changes in Assumptions (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€)
Disclosure of information for cash-generating units [line items]
Reversal of impairment loss related to property, plant and equipment	€ 44
Zegna segment DOS
Disclosure of information for cash-generating units [line items]
Headroom	€ (855)	€ (2,231)
Revenues CAGR (%)	15.70%	7.60%
WACC +100 bps	(0.0965)	(0.2413)
Growth rate -50 bps	(0.0917)	(0.2258)
Revenues -250 bps	(0.1480)	(0.2714)
Reversal of impairment loss related to property, plant and equipment		€ 1,412
Zegna segment DOS | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	12.56%	17.20%
Growth rate (bps)	3.00%	5.00%
Zegna segment DOS | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	8.64%	8.84%
Growth rate (bps)	2.00%	1.50%
Thom Browne segment DOS
Disclosure of information for cash-generating units [line items]
Headroom	€ (17)	€ (820)
Revenues CAGR (%)	7.50%	9.50%
WACC +100 bps	0.0017	0.1003
Growth rate -50 bps	(0.0017)	(0.0848)
Revenues -250 bps (Decrease)	(0.0017)	(0.1120)
Thom Browne segment DOS | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	12.56%	11.59%
Growth rate (bps)	3.00%	3.00%
Thom Browne segment DOS | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	11.16%	8.84%
Growth rate (bps)	2.50%	1.50%
TFI Group
Disclosure of information for cash-generating units [line items]
Headroom	€ (910)
Revenues CAGR (%)	18.20%
WACC +100 bps | employee	0.0925
Growth rate -50 bps | employee	(0.0912)
Revenues -250 bps (Decrease) | employee	(0.1029)
TFI Group | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	12.16%
TFI Group | Bottom of range
Disclosure of information for cash-generating units [line items]
Percentage of WACC Rate	11.27%
Growth rate (bps)	3.00%
CGU Zegna segment
Disclosure of information for cash-generating units [line items]
Headroom	€ 2,036,000	€ 1,590,000
Growth rate (bps)	3.00%	3.00%
WACC +100 bps	(0.1588)	(0.1196)
Growth rate -50 bps	0.1822	0.1399
Revenues -250 bps	0.1741	0.1337
WACC (bps)	8.98%	8.55%
EBITDA CAGR (%) vs. 2023	18.90%	16.30%
CGU Thom Browne segment
Disclosure of information for cash-generating units [line items]
Headroom	€ 484,000	€ 454,000
Growth rate (bps)	3.00%	3.00%
WACC +100 bps	(0.0317)	(0.0362)
Growth rate -50 bps	0.0403	0.0372
Revenues -250 bps	0.0405	0.0381
WACC (bps)	8.81%	8.41%
EBITDA CAGR (%) vs. 2023	15.90%	20.80%